Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2011 and 2010:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	12/31/2011	12/31/2010	12/31/2011	12/31/2010
Derivative instruments designated as hedges
Interest rate contracts	$—	$—	$—	$(2,663)
Foreign exchange contracts	658	—	(1,723)	(8,452)
Total derivative instruments designated as hedges	$658	$—	$(1,723)	$(11,115)
Undesignated derivative instruments
Foreign exchange contracts	$5,489	$677	$(769)	$(5,113)
Total derivative instruments	$6,147	$677	$(2,492)	$(16,228)

Schedule of Gains on Derivative Instruments
The following tables summarize the locations and gains on derivative instruments for the years ended December 31, 2011 and 2010:

Year-Ended December 31, 2011 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain recognized in income
Cash-flow hedges
Interest rate contracts	$2,721	Interest expense	$—	$—
Foreign exchange contracts	2,696	Other income, net	(3,961)	—
Total	$5,417		$(3,961)	$—
Undesignated derivative instruments
Foreign exchange contracts	$—	Other income, net	$—	$14,194

Year-Ended December 31, 2010 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Interest rate contracts	$3,611	Interest expense	$—	n/a
Foreign exchange contracts	11,025	Other income, net	(8,874)	n/a
Total	$14,636		$(8,874)	n/a
Undesignated derivative instruments
Foreign exchange contracts	n/a	Other income, net	n/a	$(2,239)